EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2018	2017
Net income (loss) attributable to the Company	(36,501)	7,641

	2018	2017
Weighted average number of shares (000s)	169,809	169,809